Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities
	December 31,	December 31,
	2018	2017

Deposit on product	$92,950	$-
Service agreement	57,365	-
Other	28,218	-
Total Contract liabilities	178,533	-
Non-Current	(46,736)	-
Total Current	$131,797	$-